Leases (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Minimum future lease payments to be received from sales-type and direct financing leases
2012	$ 2,586
2013	2,581
2014	3,751
2015	1,288
2016	378
Thereafter	$ 298